RELATED PARTY TRANSACTIONS - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current assets
Due from related parties	$ 2,055	$ 1,404
Current liabilities
Due to related parties	1,435	544
Non-current liabilities
Due to related parties	548	541
Non-recourse borrowings	12,797	12,493
Brookfield
Current assets
Due from related parties	28	30
Current liabilities
Due to related parties	33	34
Non-current liabilities
Due to related parties	48	53
The partnership
Current assets
Due from related parties	2,011	1,363
Current liabilities
Due to related parties	1,372	480
Non-current liabilities
Due to related parties	465	452
Equity-accounted investments and other
Current assets
Due from related parties	16	11
Non-current assets
Due from related parties	0	9
Current liabilities
Due to related parties	6	6
Non-current liabilities
Due to related parties	1	2
Brookfield Wealth Solutions and associates
Current liabilities
Due to related parties	24	24
Non-current liabilities
Due to related parties	34	34
Non-recourse borrowings	$ 10	$ 13